CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Ordinary Shares	Additional Paid-in Capital	Accumulated deficit	Total
Balance at the beginning at Jan. 11, 2021	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jan. 11, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Ordinary shares to Sponsor	$ 288	24,713		25,000
Issuance of Ordinary shares to Sponsor (in shares)	2,875,000
Net loss			(11,634)	(11,634)
Balance at the end at Mar. 31, 2021	$ 288	24,713	(11,634)	13,366
Balance at the end (in shares) at Mar. 31, 2021	2,875,000
Balance at the beginning at Jan. 11, 2021	$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 11, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Ordinary shares to Sponsor	$ 316	24,684		25,000
Issuance of Ordinary shares to Sponsor (in shares)	3,162,500
Sale of private placement warrants (net of offering costs)		4,213,632		4,213,632
Proceeds from issuance of Public Warrant (net of offering Costs)		15,605,934		15,605,934
Accretion to Non-Redeemable Ordinary shares to redemption value		(20,304,373)	(2,891,801)	(23,196,174)
Forfeiture of founder shares	$ (4)	4
Forfeiture of founder shares (in Shares)	(37,500)
Net loss			(829,563)	(829,563)
Balance at the end at Dec. 31, 2021	$ 318	$ 0	(3,721,364)	(3,721,046)
Balance at the end (in shares) at Dec. 31, 2021	3,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			(2,171,947)	(2,171,947)
Balance at the end at Mar. 31, 2022	$ 318		$ (5,893,311)	$ (5,892,993)
Balance at the end (in shares) at Mar. 31, 2022	3,187,500